Note 11 - Net Loss Per Share - Schedule of Reconciliation of Basic and Diluted Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (6,775)	$ (2,832)	$ (13,483)	$ (1,848)	$ 17,915	$ (27,552)
Less cumulative preferred Series D dividends					(3,600)	0
Net loss available to common shareholders – basic and diluted	$ (6,969)	$ (3,026)	$ (14,065)	$ (2,430)	$ 3,884	$ (27,552)
Weighted-average number of shares outstanding used in computing net loss per share, basic and diluted (in shares)	5,720,009	5,720,009	5,720,009	5,720,009	5,720,009	5,718,926
Net loss per share, basic and diluted (in dollars per share)	$ (1.22)	$ (0.53)	$ (2.46)	$ (0.42)	$ 0.68	$ (4.82)
Series D Preferred Stock [Member]
Less cumulative preferred Series D dividends	$ (194)	$ (194)	$ (582)	$ (582)